Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 29, 2017
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Sep. 29, 2017
Document Effective Date	Sep. 29, 2017
Prospectus Date	Feb. 28, 2017
Direxion All Cap Insider Sentiment Shares | Direxion All Cap Insider Sentiment Shares
Prospectus:
Trading Symbol	KNOW
Direxion iBillionaire Index ETF | Direxion iBillionaire Index ETF
Prospectus:
Trading Symbol	IBLN
Direxion Zacks MLP High Income Index Shares | Direxion Zacks MLP High Income Index Shares
Prospectus:
Trading Symbol	ZMLP